Related Party Disclosures	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related Party Disclosures

NOTE 20: RELATED PARTY DISCLOSURES

At December 31, 2021 and 2020, the amounts due (to)/from affiliate companies were as follows:

	December 31, 2021	December 31, 2020
Navios Holdings (Parent)	$–	$75,077
Peers Business Inc. (Other related party)	(15,000)	–
Navios Shipmanagement Inc. (Other related party)	(384)	282
Total	$(15,384)	$75,359

Amounts due (to)/from affiliate companies do not accrue interest and do not have a specific due date for their settlement apart from the Navios Holdings Loan Agreement (as defined below) which was repaid as of December 31, 2021.

The Navios Holdings Loan Agreement: On April 25, 2019, Navios Logistics agreed to lend Navios Holdings $50,000 on a secured basis (the “Navios Holdings Loan Agreement”) to be used for general corporate purposes, including the repurchase of Navios Holdings’ 7.375% First Priority Ship Mortgage Notes due 2022 (the “Navios Holdings 2022 Notes”). The secured credit facility was secured by Navios Holdings 2022 Notes purchased with funds borrowed under the Navios Holdings Loan Agreement. The secured credit facility included an arrangement fee of $500 and initially bore fixed interest of 12.75% for the first year and 14.75% for the second year. On December 2, 2019, Navios Logistics agreed to increase the amount available under the Navios Holdings Loan Agreement by $20,000. Following this amendment, as a result of the redemption of the 2022 Notes, repayment of the Term Loan B Facility and the issuance of 2025 Notes, (a) the interest rate on the Navios Holdings Loan Agreement decreased to 10.0%, and (b) the maturity of the Navios Holdings Loan Agreement was extended to December 2024.

During the first and the second quarters of 2019, Navios Logistics purchased $35,500 face value Navios Holdings 2022 Notes from unaffiliated third parties in open market transactions for a total consideration of $17,642 and subsequently sold these securities to Navios Holdings for $18,726, recognizing a gain of $1,084 which is included under “Other income, net” in the statement of income.

On June 24, 2020, Navios Logistics entered into a deed of assignment and assumption with its wholly-owned subsidiary, Grimaud, and Anemos Maritime Holdings Inc. in respect of the Navios Holdings Loan Agreement, in which Navios Logistics assigned its legal and beneficial right, title and interest in the Navios Holdings Loan to Grimaud. On June 25, 2020, Grimaud agreed to amend the Navios Holdings Loan Agreement to amend the interest payment date in respect of the Navios Holdings Loan and to allow a portion of the total interest payable in respect of the Navios Holdings Loan to be effected in common shares of Navios Holdings. On July 10, 2020, Navios Holdings issued 2,414,263 shares of common stock to Grimaud and paid Grimaud $6,381 in satisfaction of the interest payable in respect of the Navios Holdings Loan Agreement as of that date.

Effective as of May 2021, and upon the release of certain collateral, the facility bore interest of 13.0% per annum.

On June 30, 2021, Grimaud entered into a supplemental agreement (the “Supplemental Navios Holdings Loan Agreement”) to the Navios Holdings Loan Agreement, whereby Grimaud and Navios Holdings agreed to amend the Navios Holdings Loan Agreement so that the Navios Holdings Loan Agreement could be repaid or prepaid in full through the issuance of shares of common stock of Navios Holdings (the “Shares”) to Grimaud. The effectiveness of the Supplemental Navios Holdings Loan Agreement was subject to, and contingent upon, a prepayment by Navios Holdings of the Navios Holdings Loan Agreement in the amount of $7,500 in cash and the effectiveness of a registration statement of Navios Holdings registering the resale of 9,301,542 Shares, among other conditions. On July 13, 2021, following the completion of all conditions precedent, the Shares were transferred to Grimaud and the Navios Holdings Loan Agreement was repaid in full. Subsequently, Grimaud entered into a 10b-5 sales agreement for the sale of the Shares. As of July 30, 2021, the date on which the shares of Grimaud were distributed as dividend to the shareholders of the Company, Grimaud had sold 752,000 shares of common stock of Navios Holdings and generated net proceeds of $3,704. Following the July 30, 2021 dividend, the Company recognized a loss of $24,149 in its consolidated statement of (loss)/income for the year ended December 31, 2021 under “Loss from mark to market and disposal of financial asset”.

As of December 31, 2021, the full amount was repaid. For the year ended December 31, 2021, interest income related to Navios Holdings Loan Agreement amounted to $4,222 ($8,277 for the year ended December 31, 2020). As of December 31, 2020, an amount of $5,244 was included under “Financial assets at amortized cost (related party)” in Navios Logistics’ consolidated statement of financial position related to accrued interest to be collected from Navios Holdings.

Administrative expenses: On August 29, 2019 Navios Logistics entered into an assignment agreement with Navios Corporation (“NC”) and Navios Shipmanagement Inc. (“NSM”), whereby the administrative services agreement originally entered into between Navios Logistics and Navios Holdings on April 12, 2011, first assigned to NC on May 28, 2014 and subsequently amended on April 6, 2016 and January 01, 2022 (extending the duration of the agreement until January 1, 2027), was assigned from NC to NSM. Thereafter NSM will continue to provide certain administrative management services to Navios Logistics. NSM will be reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total administrative expenses charged for the year ended December 31, 2021 amounted to $1,144 ($1,144 in 2020 and $1,144 in 2019).

Lodging and travel services: Navios Logistics obtains lodging and travel services from Empresa Hotelera Argentina S.A./(NH Lancaster), Divijet S.A., Trace Capital and Pit Jet S.A., all owned by members of the Lopez family, including Claudio Pablo Lopez, Navios Logistics’ Chief Executive Officer and Vice Chairman and Carlos Augusto Lopez, Navios Logistics’ Chief Commercial Officer—Shipping Division, each of whom has no controlling interest in those companies. Total charges were nil for the year ended December 31, 2021 ($16 in 2020 and $15 in 2019) and amounts payable amounted to nil and to less than $1 as of December 31, 2021 and December 31, 2020, respectively.

Promissory note: On July 30, 2021, the Company issued a $20,000 promissory note to Grimaud. The promissory note is payable in four semi-annual equal installments commencing on August 15, 2021. The Company has the ability to defer payment of one of the first three installments subject to certain conditions. On July 30, 2021, Grimaud entered into an assignment agreement with Peers Business Inc. (“Peers”), whereby the promissory note was assigned to Peers. On August 15, 2021, the first installment was paid.

Shareholders’ agreement

Pursuant to a shareholders’ agreement (the “Shareholders’ Agreement”) entered into in January 2008 in connection with the original combination of the Uruguayan port business and the upriver barge business, Grandall Investments S.A. (“Grandall”) (an entity owned and controlled by Lopez family members, including Claudio Pablo Lopez, our Chief Executive Officer and Vice Chairman) had certain rights as our shareholders, including certain rights of first offer, rights of first refusal, tag along rights, exit options and veto rights. Pursuant to an amendment dated June 17, 2010, the shares of our common stock held by Navios Holdings, upon becoming subject to the reporting requirements of the Securities and Exchange Act of 1934, as amended (the “Exchange Act”) will be converted into shares of Class B Common Stock, with each share of Class B Common Stock entitling its holder to twenty five votes per share. Navios Holdings has currently waived such conversion provision. If and when the conversion occurs, it will permit Navios Holdings to control our business even if it does not hold a majority economic interest in our company.

Pursuant to an Assignment and Succession agreement dated December 17, 2012, Peers Business Inc., a Panamanian corporation assumed all rights and obligations of Grandall under the Shareholders’ Agreement.

On November 19, 2019, Navios Holdings entered into a shareholder agreement with Peers granting certain protections to minority shareholders in certain events.

Employment agreements - compensation of key management personnel

The Company has executed employment agreements with three key management employees who are noncontrolling shareholders of the Company. These agreements stipulate, among other things, severance and benefit arrangements in the event of termination. In addition, the agreements include confidentiality provisions and covenants not to compete. The employment agreements initially expired in December 31, 2009, but are being renewed automatically for successive one-year periods until either party gives 90 days written notice of its intention to terminate the agreement. Generally, the agreements call for a base salary ranging from $280 to $340 per year, annual bonuses and other incentives, provided certain performance targets are achieved. Under the agreements, the Company accrued compensation expenses relating to its key management employees totaling $900 for the year ended December 31, 2021 ($900 in 2020; $2,900 in 2019).

Pursuant to the assignment agreement with NC and NSM, the latter provides certain administrative management services to Navios Logistics including the compensation of its directors and members of the Company’s senior management who are not employees of the Company. This compensation is included in the administrative expenses charged which for the year ended December 31, 2021 amounted to $1,144 ($1,144 in 2020 and $1,144 in 2019).